Related Party Transactions and Balances (Accounts Receivable Balances Due from Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 6,521,984	$ 4,399,037
Shanghai Shengyue Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties	6,313,489	4,333,797
Other companies under common control by Shanda [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 208,495	$ 65,240